Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Components of Inventories

The components of inventories were as follows:

	As of June 30,
	2025	2024
	$	$
Raw materials	767,064	2,983,737
Work in progress	239,209	663,644
Finished goods	1,163,898	1,331,848
Total inventories, gross	2,170,171	4,979,229
Inventories impairment	(631,355)	(1,263,735)
Total inventories, net	1,538,816	3,715,494

Schedule of Inventories Impairment Consists

Inventories impairment consists of the following:

	For the years ended June 30,
	2025	2024	2023
	$	$	$
Beginning balance	(1,263,735)	(732,897)	(655,783)
Addition	(24,116)	(564,020)	(133,218)
Write-offs	669,919	27,596	-
Foreign currency exchange effect	(13,423)	5,586	56,104
Ending balance	(631,355)	(1,263,735)	(732,897)